STATEMENT OF OPERATIONS	4 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Formation and operating costs	$ 183,573
Transaction costs allocated to warrant liabilities	1,583,878
Loss from operations	1,767,451
Class A Ordinary Share
Loss from operations	$ 0
Weighted average shares outstanding, basic and diluted | shares	34,500,000
Basic and diluted net income per ordinary shares | $ / shares	$ 0.00
Class B Ordinary Share
Loss from operations	$ 0
Weighted average shares outstanding, basic and diluted | shares	7,758,028
Basic and diluted net income per ordinary shares | $ / shares	$ (0.23)